Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Assets:
Available-for-sale securities		¥ 20,312,495	¥ 25,452,525
Liabilities:
Long-term debt		1,529,681	1,055,626
Fair Value, Measurements, Recurring
Assets:
Other investments		37,000	42,000
Total assets measured at fair value		51,303,000	55,516,000
Liabilities:
Trading securities sold, not yet purchased		2,676,000	2,630,000
Long-term debt	[1]	1,530,000	1,056,000
Total liabilities measured at fair value		20,500,000	18,167,000
Fair Value, Measurements, Recurring | Trading securities
Assets:
Securities measured at net asset value	[2]	576,000	617,000
Fair Value, Measurements, Recurring | Available-for-sale securities
Assets:
Securities measured at net asset value	[2]	95,000	65,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		13,767,000	11,522,000
Liabilities:
Liabilities, derivatives		13,339,000	11,269,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		3,133,000	3,130,000
Liabilities:
Liabilities, derivatives		2,730,000	2,980,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		153,000	170,000
Liabilities:
Liabilities, derivatives		152,000	140,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		31,000	43,000
Liabilities:
Liabilities, derivatives		32,000	37,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		45,000	59,000
Liabilities:
Liabilities, derivatives		41,000	55,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	2,421,000	2,303,000
Available-for-sale securities		10,371,000	15,763,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	51,000	79,000
Available-for-sale securities		281,000	241,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	3,026,000	3,806,000
Available-for-sale securities		904,000	438,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	2,032,000	2,565,000
Available-for-sale securities		929,000	942,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,953,000	1,558,000
Available-for-sale securities		912,000	949,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	17,000	21,000
Available-for-sale securities		169,000	210,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	2,000	4,000
Available-for-sale securities		198,000	187,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	617,000	881,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	2,284,000	2,422,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	845,000	841,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,107,000	2,095,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		795,000	847,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities		3,552,000	3,716,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Total assets measured at fair value		23,943,000	29,833,000
Liabilities:
Trading securities sold, not yet purchased		2,422,000	2,482,000
Total liabilities measured at fair value		2,576,000	2,666,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		70,000	97,000
Liabilities:
Liabilities, derivatives		73,000	98,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		24,000	23,000
Liabilities:
Liabilities, derivatives		19,000	26,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		42,000	46,000
Liabilities:
Liabilities, derivatives		62,000	60,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		1,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	2,404,000	2,272,000
Available-for-sale securities		9,624,000	15,037,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	2,930,000	3,729,000
Available-for-sale securities		904,000	438,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,697,000	2,192,000
Available-for-sale securities		374,000	352,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,381,000	995,000
Available-for-sale securities		168,000	169,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	5,000	9,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	767,000	758,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities		3,552,000	3,716,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Total assets measured at fair value		24,968,000	23,496,000
Liabilities:
Trading securities sold, not yet purchased		253,000	148,000
Long-term debt	[1]	939,000	433,000
Total liabilities measured at fair value		17,259,000	14,809,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		13,672,000	11,396,000
Liabilities:
Liabilities, derivatives		13,263,000	11,168,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		3,102,000	3,099,000
Liabilities:
Liabilities, derivatives		2,710,000	2,953,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		90,000	95,000
Liabilities:
Liabilities, derivatives		59,000	56,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		28,000	40,000
Liabilities:
Liabilities, derivatives		29,000	33,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		8,000	21,000
Liabilities:
Liabilities, derivatives		6,000	18,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	17,000	31,000
Available-for-sale securities		747,000	726,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	51,000	79,000
Available-for-sale securities		281,000	241,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	96,000	77,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	335,000	373,000
Available-for-sale securities		555,000	590,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	572,000	563,000
Available-for-sale securities		744,000	780,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		69,000	87,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	2,000	2,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	617,000	881,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,303,000	1,693,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	60,000	62,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,931,000	1,921,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		688,000	739,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		37,000	42,000
Total assets measured at fair value		1,721,000	1,505,000
Liabilities:
Trading securities sold, not yet purchased		1,000
Long-term debt	[1]	591,000	623,000
Total liabilities measured at fair value		665,000	692,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		25,000	29,000
Liabilities:
Liabilities, derivatives		3,000	3,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		7,000	8,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		21,000	29,000
Liabilities:
Liabilities, derivatives		31,000	24,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		3,000	3,000
Liabilities:
Liabilities, derivatives		3,000	4,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		36,000	38,000
Liabilities:
Liabilities, derivatives		35,000	37,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	17,000	21,000
Available-for-sale securities		100,000	123,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]		2,000
Available-for-sale securities		198,000	187,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	976,000	720,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	18,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		176,000	174,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 107,000	¥ 108,000

[1]	Amounts represent items for which the Group elected the fair value option.
[2]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2016 and September 30, 2016 were ¥30 billion and ¥28 billion, respectively.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.